SEGMENT INFORMATION - ADDITIONAL INFORMATION (DETAILS) (USD $) In Billions, unless otherwise specified	12 Months Ended			3 Months Ended	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2011 Wal-Mart Stores Inc And Affiliates	Jun. 30, 2010 Wal-Mart Stores Inc And Affiliates	Jun. 30, 2009 Wal-Mart Stores Inc And Affiliates
Net sales in the U.S.	$ 30.5	$ 30.0	$ 29.6
Assets in the U.S.	$ 70.3	$ 70.1
Our largest customer, percentage of consolidated net sales				15.00%	16.00%	16.00%